Loan Receivable from Third Parties - Schedule of the Following Table Summarizes the Loan Balance (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Xinyi International Group., Ltd. [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 8,496,022
Interest Rate
Maturity Date	Dec. 16, 2026
Status	Current
Hesheng International Group., Ltd. [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 8,300,000
Interest Rate
Maturity Date	Dec. 16, 2026
Status	Current
Hongyu Wang [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 2,000,000
Interest Rate	8.00%
Maturity Date	Jun. 15, 2027
Status	Current